Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Short-term Debt [Abstract]
Short-term borrowings maturing in less than 30 days
The table below shows selected information for short-term borrowings, which predominantly mature in less than 30 days. We pledge certain financial instruments that we own to collateralize repurchase agreements and other securities financings. For additional information, see the “Pledged Assets” section of Note 14 (Guarantees, Pledged Assets and Collateral).

	2014		2013		2012
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
As of December 31,
Federal funds purchased and securities sold under agreements to repurchase	$51,052	0.07%	$36,263	0.05%	$34,973	0.17%
Commercial paper	2,456	0.34	5,162	0.18	4,038	0.27
Other short-term borrowings	10,010	0.07	12,458	0.31	18,164	0.16
Total	$63,518	0.08	$53,883	0.12	$57,175	0.17
Year ended December 31,
Average daily balance
Federal funds purchased and securities sold under agreements to repurchase	$44,680	0.08	$36,227	0.08	$32,092	0.12
Commercial paper	4,751	0.17	4,702	0.25	4,142	0.26
Other short-term borrowings	10,680	0.18	13,787	0.22	14,962	0.29
Total	$60,111	0.10	$54,716	0.13	$51,196	0.18
Maximum month-end balance
Federal funds purchased and securities sold under agreements to repurchase (1)	$51,052	N/A	$39,451	N/A	$36,327	N/A
Commercial paper (2)	6,070	N/A	5,700	N/A	5,036	N/A
Other short-term borrowings (3)	12,209	N/A	16,564	N/A	18,164	N/A

N/A- Not applicable

(1)	Highest month-end balance in each of the last three years was December 2014, May 2013 and June 2012.

(2)	Highest month-end balance in each of the last three years was March 2014, March 2013 and September 2012.

(3)	Highest month-end balance in each of the last three years was June 2014, March 2013 and December 2012.